SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

32.	SUBSEQUENT EVENTS

On February 28, 2018, we declared a dividend of $0.05 per share in respect of the quarter ended December 31, 2017 and paid this in April 2018. In addition, Golar Partners made a final cash distribution of $0.58 per unit in February 2017 in respect of the quarter ended December 31, 2017, of which we received $13.1 million of dividend income in relation to our common and general partner units held at the record date.

During 2018 (up until filing date), we drew down an additional $115.0 million under the FLNG Hilli facility. To date we have drawn down $640.0 million under this facility.

On March 19, 2018, Brian Tienzo stepped down as CFO of Golar and took up the position of CEO and CFO of Golar Partners. He will retain certain responsibilities for group financing activities. On the same date, Graham Robjohns stepped down as CEO of Golar Partners and took up the role of CFO and Deputy CEO of Golar.

In March 2018, we extended the Golar Arctic charter with an energy and logistics company to the earlier of (i) January 15, 2019 or (ii) the delivery of a replacement FSRU from Golar Partners to the charterer.